CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	5 Months Ended	8 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from operating activities:
Net loss	$ (765,237)	$ (272,812)	$ (1,038,049)	$ (4,095)	$ (8,544)	$ (13,784)	$ (43,662)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	3,048	7,113	10,161	0	5,081	0	5,081
Amortization of debt discounts	376,764	19,608	396,372	0	0	0	0
Loss on extinguishment of convertible debt	28,083		28,083	0			0
Shares issued for services	129,391		129,391	0			0
Bargain purchase gain	0	(7,741)	(7,741)	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	106,666	(64,656)	42,010	0	44,126	(82,411)	(42,010)
Inventory	(53,947)		(53,947)	0
Prepaid expenses	(137,631)	(7,929)	(145,560)	0	0	0	0
Accounts payable and accrued expenses	158,014	104,126	262,140	40,552	(199,234)	204,176	4,942
Accounts payable to related parties	(6,782)	6,782	0	0	0	0	0
Net cash used in operating activities	(161,631)	(215,509)	(377,140)	36,457	(158,571)	106,443	(75,649)
Cash flows from investing activities:
Net cash acquired in acquisition	0	11,448	11,448	0	0	0	0
Cash paid for purchase of property and equipment	(74,029)	0	(74,029)	0	(108,422)	(438,833)	(731,129)
Net cash provided by (used in) investing activities	(74,029)	11,448	(62,581)	0	(108,422)	(438,833)	(731,129)
Cash flows from financing activities:
Net proceeds from issuance of common stock	1,718,000	1,389,500	3,107,500	0	0	0	0
Capital contributions	0	0	0	0	169,328	327,578	704,378
Principal payments on convertible debt	(250,000)		(250,000)	0			0
Net cash provided by financing activities	1,468,000	1,389,500	2,857,500	0	169,328	327,578	704,378
Effects of foreign exchange on cash	(257,897)	8,101	(249,796)	(37,051)	107,458	6,321	113,848
Net increase in cash	974,443	1,193,540	2,167,983	(594)	9,793	1,509	11,524
Cash, beginning of period	1,200,676	7,136	7,136	1,655	1,655	146	0
Cash, end of period	2,175,119	1,200,676	2,175,119	1,061	11,448	1,655	11,448
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	0	0	0	0	0
Cash paid for income taxes	0	0	0	0	0	0	0
Non cash investing and financing activities:
Deposit used for acquisition	0	250,000	250,000	0	0	0	0
Convertible note issued for acquisition, net of discount	0	204,852	204,852	0	0	0	0
Beneficial conversion feature	165,000	213,956	378,956	0	0	0	0
Stock issued for subscription note receivable	140,000		140,000	0			0
Stock issued for convertible debt and interest	$ 176,852		$ 176,852	$ 0			$ 0